SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Reportable segment, description	The Company operates as a single reportable segment
Minimum [Member]
Statement [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Maximum [Member]
Statement [Line Items]
Depreciation rate, property, plant and equipment	30.00%